Revenue and Expenses, Revenue by Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	$ 47,676	$ 52,375	$ 44,950
Lending-related fees	1,500	1,446	1,397
Other card fees	509	427	477
Total card fees	4,342	4,256	4,355
Mortgage banking	1,047	829	1,383
Net gains (losses) from trading activities	5,284	4,799	2,116
Net gains from debt securities	(920)	10	151
Net gains (losses) from equity securities	1,070	(441)	(806)
Lease income	1,231	1,237	1,269
Other	1,090	698	1,552
Total noninterest income	34,620	30,222	29,418
Total revenue	82,296	82,597	74,368
Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	5,015	4,694	5,316
Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9,775	8,670	9,004
Trailing commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	943	904	989
Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,521	2,375	2,242
Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,665	1,649	1,439
Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,833	3,829	3,878
Credit card rewards and rebates [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other cost of revenue	2,700	2,600	2,200
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	(791)	(888)	(1,607)
Lending-related fees	0	0	0
Other card fees	0	0	0
Total card fees	2	2	0
Mortgage banking	0	0	(1)
Net gains (losses) from trading activities	40	94	178
Net gains from debt securities	(920)	(15)	146
Net gains (losses) from equity securities	1,017	(377)	(858)
Lease income	577	536	544
Other	499	339	1,285
Total noninterest income	1,129	431	1,192
Total revenue	338	(457)	(415)
Corporate [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	4	(4)	0
Corporate [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	8
Corporate [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Corporate [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(90)	(144)	(110)
Corporate [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2	2	0
Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	(340)	(420)	(436)
Lending-related fees	0	0	0
Other card fees	0	0	0
Total card fees	0	0	0
Mortgage banking	0	0	0
Net gains (losses) from trading activities	0	0	0
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	0	0	0
Lease income	0	0	0
Other	(1,461)	(1,776)	(1,575)
Total noninterest income	(1,461)	(1,776)	(1,575)
Total revenue	(1,801)	(2,196)	(2,011)
Reconciling Items [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Reconciling Items [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	28,303	30,185	27,044
Lending-related fees	92	117	129
Other card fees	509	427	477
Total card fees	4,076	3,967	4,067
Mortgage banking	650	512	1,100
Net gains (losses) from trading activities	0	0	0
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	(2)	0	(5)
Lease income	0	0	0
Other	352	442	385
Total noninterest income	7,898	7,734	8,766
Total revenue	36,201	37,919	35,810
Consumer Banking and Lending [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,734	2,702	3,093
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(4)	(6)	(3)
Consumer Banking and Lending [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,567	3,540	3,590
Commercial Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	9,096	10,034	7,289
Lending-related fees	555	531	491
Other card fees	0	0	0
Total card fees	205	223	224
Mortgage banking	0	0	0
Net gains (losses) from trading activities	(2)	(10)	(6)
Net gains from debt securities	0	25	5
Net gains (losses) from equity securities	21	(58)	64
Lease income	532	644	710
Other	1,023	927	910
Total noninterest income	3,682	3,415	3,631
Total revenue	12,778	13,449	10,920
Commercial Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,180	998	1,131
Commercial Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	84	74	42
Commercial Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Commercial Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	84	61	60
Commercial Banking [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	205	223	224
Corporate and Investment Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	7,935	9,498	8,733
Lending-related fees	842	790	769
Other card fees	0	0	0
Total card fees	55	60	60
Mortgage banking	410	329	296
Net gains (losses) from trading activities	5,091	4,553	1,886
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	19	(4)	(5)
Lease income	122	57	15
Other	597	727	510
Total noninterest income	11,409	9,693	6,509
Total revenue	19,344	19,191	15,242
Corporate and Investment Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,073	976	1,068
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	157	150	107
Corporate and Investment Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	368	317	311
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,675	1,738	1,492
Corporate and Investment Banking [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	55	60	60
Wealth and Investment Management [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)	3,473	3,966	3,927
Lending-related fees	11	8	8
Other card fees	0	0	0
Total card fees	4	4	4
Mortgage banking	(13)	(12)	(12)
Net gains (losses) from trading activities	155	162	58
Net gains from debt securities	0	0	0
Net gains (losses) from equity securities	15	(2)	(2)
Lease income	0	0	0
Other	80	39	37
Total noninterest income	11,963	10,725	10,895
Total revenue	15,436	14,691	14,822
Wealth and Investment Management [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	24	22	24
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9,534	8,446	8,847
Wealth and Investment Management [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,153	2,058	1,931
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0	0
Wealth and Investment Management [Member] | Operating Segments [Member] | Card interchange and network revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	$ 4	$ 4	$ 4